Cover	Sep. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2024
Entity File Number	001-38174
Entity Registrant Name	Citius Pharmaceuticals, Inc.
Entity Central Index Key	0001506251
Entity Tax Identification Number	27-3425913
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11 Commerce Drive
Entity Address, Address Line Two	1
Entity Address, City or Town	Cranford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07016
City Area Code	908
Local Phone Number	967-6677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CTXR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false